Income Tax	9 Months Ended
Sep. 30, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
The net taxation benefit in the nine months ended September 30, 2013 compared to a net expense for the same period in 2012, constitutes the following:

	Nine months ended September 30,
	2013	2012
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Charge for current taxation (1)	63	420
(Benefit)/charge for deferred taxation (2)	(218)	135
	(155)	555

(Loss)/income before income tax and equity income in associates	(1,862)	1,450

(1) The decrease in current taxation in 2013 is mainly due to lower earnings as a result of a decline in the gold price and production with higher operating costs when compared to 2012.

(2) The lower deferred taxation in 2013 mainly relates to the tax credits on impairments of assets and inventory write-down to net realizable value, partly negated by the reversal of deferred tax assets not considered recoverable in Ghana and North America.

Uncertain taxes

A reconciliation of the beginning and ending amount of unrecognized tax benefits, is as follows:
	At September 30,	At December 31,
	2013	2012
	(unaudited)
	(in US Dollars, millions)

Balance at beginning of period	93	78
Additions for tax positions of prior years	2	17
Reductions for tax positions of prior years	(4)	-
Translation	(8)	(2)
Balance at end of period	83	93

Unrecognized tax benefits are summarized as follows:

Recognized as a reduction of deferred tax assets	36	40
Recognized in other non-current liabilities (1)	47	53
Balance at end of period	83	93

(1) Unrecognized tax benefits which, if recognized, would affect the Company's effective tax rate.

	(in US Dollars, millions)
The Company’s continuing practice is to recognize interest and penalties related to unrecognized tax benefits as part of its income tax expense. For the nine months ended and as at September 30, 2013, interest recognized and interest accrued amounted to:

Interest recognized during the nine months ended September 30, 2013		1

Interest accrued as at September 30, 2013		14